Investment Company Act Registration No. 811-04010
 Securities Act Registration No. 002-90810

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 47 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 48

(Check appropriate box or boxes)

OCM MUTUAL FUND
(Exact name of registrant as specified in charter)

1536 Holmes Street
Livermore, California	94550
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (925) 455-0802

Gregory M. Orrell	Copy to:
Orrell Capital Management, Inc.
1536 Holmes Street	Richard L. Teigen
Livermore, California 94550	Foley & Lardner LLP
(Name and address of Agent for Service)	777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the registration statement.

It is proposed that this filing become effective (check appropriate box)

☒           immediately upon filing pursuant to paragraph (b)

☐           on (date) pursuant to paragraph (b)

☐           60 days after filing pursuant to paragraph (a)(1)

☐           on (date) pursuant to paragraph (a)(1) of rule 485

☐           75 days after filing pursuant to paragraph (a)(2)

☐           on (date)  pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 47 to the Registration Statement of OCM Mutual Fund (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 46 on Form N-1A filed March 30, 2011.  This PEA No. 47 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 46 to the Trust’s Registration Statement.

S-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Livermore and State of California on the 19th day of April, 2011.

OCM MUTUAL FUND
(Registrant)

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Gregory M. Orrell Gregory M. Orrell	Principal Executive, Financial and Accounting Officer and Trustee	April 19, 2011
/s/ John L. Crary John L. Crary	Trustee	April 19, 2011
/s/ Doug Webenbauer Doug Webenbauer	Trustee	April 19, 2011

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE